Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Trading Assets and Liabilities
Trading assets	241,131	229,413
Trading liabilities	72,655	76,635
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	94,391	110,116
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	94,294	76,695
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	38,012	31,603
Trading liabilities	36,871	36,474
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	14,434	10,999
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	35,784	40,161
Bank
Schedule of Trading Assets and Liabilities
Trading assets	241,313	229,738
Trading liabilities	72,667	76,812
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	94,405	110,115
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	94,493	76,835
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	37,979	31,788
Trading liabilities	36,868	36,650
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	14,436	11,000
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	35,799	40,162